CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Lease Payments under Capital Lease Obligations

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2014 are as follows:

Year ending December 31, 2015	$25,289
Year ending December 31, 2016	33,478
Year ending December 31, 2017	36,481
Year ending December 31, 2018	39,916
Year ending December 31, 2019	43,620
Over 2019	755,174

Total minimum lease payments	933,958
Less: amounts representing interest	(632,419)

Present value of minimum lease payments	301,539
Current portion	(23,512)

Non-current portion	$278,027